Reporting entity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reporting entity [Abstract]
Ownership of Shinhan Financial Group and its major consolidated subsidiaries
(b)	Ownership of Shinhan Financial Group and its major consolidated subsidiaries as of December 31, 2023 and 2024 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2023	2024
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Securities Co., Ltd.	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd.	”	”	100.0	100.0
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank	”	”	75.3	75.3
”	Shinhan Asset Management Co., Ltd.	”	”	100.0	100.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan DS	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Shinhan Asset Trust Co., Ltd.	”	”	100.0	100.0
”	Shinhan Fund Partners Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan AI Co., Ltd. (*2)	”	”	100.0	—
”	Shinhan Venture Investment Co., Ltd.	”	”	100.0	100.0
”	Shinhan EZ General Insurance Co., Ltd.	”	”	85.1	85.1
Shinhan Bank	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0
”	Shinhan Bank Cambodia	Cambodia	”	97.5	97.5
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	”	100.0	100.0

			Date of financial information	Ownership (%)
Investor	Investee (*1)	Location		2023	2024
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Ltd.	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	99.9	99.9
”	PT Bank Shinhan Indonesia	Indonesia	”	99.0	99.0
Shinhan Bank Japan	SBJDNX	Japan	”	100.0	100.0
Shinhan Card Co., Ltd.	Shinhan Credit Information Co., Ltd.	Korea	December 31	100.0	100.0
”	LLP MFO Shinhan Finance	Kazakhstan	”	100.0	75.0
”	PT. Shinhan Indo Finance	Indonesia	”	76.3	76.3
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
”	Shinhan Vietnam Finance Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Securities Co., Ltd.	Shinhan Securities America Inc.	USA	”	100.0	100.0
”	Shinhan Securities Asia Ltd.	Hong Kong	”	100.0	100.0
”	SHINHAN SECURITIES VIETNAM CO., LTD.	Vietnam	”	100.0	100.0
”	PT. Shinhan Sekuritas Indonesia	Indonesia	”	99.0	99.0
PT Shinhan Sekuritas Indonesia	PT. Shinhan Asset Management Indonesia (*3)	Indonesia	”	75.0	—
Shinhan Life Insurance Co., Ltd.	Shinhan Financial Plus Co., Ltd.	Korea	”	100.0	100.0
”	Shinhan LifeCare Co., Ltd.	”	”	100.0	100.0
”	Shinhan Life Insurance Vietnam Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Asset Management Co., Ltd.	SHINHAN ASSET MGT HK, LIMITED (*4)	Hong Kong	”	100.0	—
Shinhan DS	SHINHAN DS VIETNAM CO., LTD.	Vietnam	”	100.0	100.0

(*1)	Subsidiaries such as trust, beneficiary certificate, special purpose company, partnerships and private equity fund which are not actually operating their own business are excluded.
(*2)	The major assets were sold to Shinhan Bank in January 2024, and the liquidation process was completed after the distribution of remaining assets on July 15, 2024.
(*3)	As of August 30, the entire stock was sold, and it was excluded from the consolidated subsidiaries.
(*4)	Due to a decline in ownership interest for the year ended December 31, 2024, control was lost, and it was excluded from consolidation.